Summary of Significant Accounting Policies (Q2) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 22, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Reverse stock split	1 for 8 reverse stock split
Revenue							$ 1,507
License Fee [Member]
Revenue
Service and Equipment [Member]
Revenue